AQUILA THREE PEAKS HIGH INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2019
(unaudited)

Principal
Amount	Corporate Bonds (97.1%)	Value	(a)

	Communication Services (17.6%)

	Advertising Services (1.3%)
	Lamar Media Corp.
$1,500,000	5.000%, 05/01/23	$1,520,625
750,000	5.375%, 01/15/24	768,750

		2,289,375

	Broadcast Services/Program (0.5%)
	Nexstar Broadcasting, Inc.
900,000	5.875%, 11/15/22	923,625

	Cable/Satellite TV (4.1%)
	CCO Holdings LLC
2,425,000	5.250%, 03/15/21	2,435,622
1,400,000	5.250%, 09/30/22	1,426,250
1,425,000	5.750%, 01/15/24	1,462,406

	Midcontinent Communications & Finance
1,500,000	6.875%, 08/15/23 144A	1,560,431

		6,884,709

	Cellular Telecom (2.8%)
	Sprint Communications, Inc.
700,000	7.000%, 08/15/20	722,750

	Sprint Corp.
1,425,000	7.250%, 09/15/21	1,496,250

	T-Mobile USA, Inc.
1,450,000	6.000%, 03/01/23	1,489,875
1,000,000	6.000%, 04/15/24	1,038,750

		4,747,625

	Internet Connectivity Services (1.1%)
	Zayo Group LLC
1,800,000	6.000%, 04/01/23	1,822,500

	Radio (0.4%)
	Sirius XM Radio, Inc.
625,000	6.000%, 07/15/24 144A	647,656

	Satellite Telecom (1.0%)
	Hughes Satellite Systems Corp.
1,625,000	7.625%, 06/15/21	1,746,891

	Telephone - Integrated (3.6%)
	CenturyLink, Inc.
850,000	6.450%, 06/15/21	885,063

	Level 3 Financing, Inc.
3,000,000	6.125%, 01/15/21	3,023,100
2,125,000	5.375%, 08/15/22	2,135,625

		6,043,788

	Television (1.3%)
	Tribune Media Co.
2,125,000	5.875%, 7/15/22	2,168,828

	Theaters (1.5%)
	Live Nation Entertainment, Inc.
2,450,000	5.375%, 06/15/22 144A	2,480,625

	Total Communication Services	29,755,622

	Consumer Discretionary (19.2%)

	Casino Hotels (3.9%)
	Boyd Gaming Corp.
3,000,000	6.875%, 05/15/23	3,116,250

	MGM Resorts International
1,450,000	6.750%, 10/01/20	1,518,875
1,000,000	6.625%, 12/15/21	1,068,750
925,000	6.000%, 03/15/23	975,875

		6,679,750

	Casino Services (3.6%)
	Eldorado Resorts, Inc.
5,000,000	7.000%, 08/01/23	5,232,050
875,000	6.000%, 04/01/25	885,938

		6,117,988

	Casinos & Gambling (1.5%)
	Scientific Games International, Inc.
2,425,000	10.000%, 12/01/22	2,548,311

	Commercial Services (0.4%)
	The ServiceMaster Co. LLC
625,000	5.125%, 11/15/24 144A	627,344

	Cruise Lines (1.0%)
	NCL Corp. Ltd.
1,700,000	4.750%, 12/15/21 144A	1,719,125

	Food - Catering (0.9%)
	Aramark Corp.
1,425,000	5.125%, 01/15/24	1,462,406

	Funeral Service & Related Items (3.9%)
	Service Corp. International
5,700,000	5.375%, 01/15/22	5,754,150
750,000	5.375%, 05/15/24	769,688

		6,523,838

	Hotels & Motels (1.1%)
	Hilton Domestic Operating Co., Inc.
900,000	4.250%, 09/01/24	898,308

	Wyndham Destinations, Inc.
950,000	5.625%, 03/01/21	978,500

		1,876,808

	Resorts/Theme Parks (0.7%)
	Cedar Fair LP
1,100,000	5.375%, 06/01/24	1,123,309

	Theaters (2.2%)
	Cinemark Holdings, Inc.
2,800,000	5.125%, 12/15/22	2,842,000
900,000	4.875%, 06/01/23	915,120

		3,757,120

	Total Consumer Discretionary	32,435,999

	Consumer Staples (4.1%)

	Consumer Products - Miscellaneous (1.3%)
	Central Garden & Pet Co.
2,100,000	6.125%, 11/15/23	2,191,875

	Distribution/Wholesale (0.3%)
	Performance Food Group, Inc.
525,000	5.500%, 06/01/24 144A	529,594

	Food - Miscellaneous/Diversified (0.4%)
	Lamb Weston Holdings, Inc.
600,000	4.625%, 11/01/24 144A	606,750

	Food - Retail (1.7%)
	Ingles Markets, Inc.
2,900,000	5.750%, 06/15/23	2,954,375

	Food - Wholesale/Distributors (0.4%)
	US Foods, Inc.
625,000	5.875%, 06/15/24 144A	638,281

	Total Consumer Staples	6,920,875

	Energy (4.7%)

	Midstream Oil & Gas (0.9%)
	Energy Transfer Operating, LP
1,500,000	7.500%, 10/15/20	1,596,998

	Oil Company - Exploration & Production (2.8%)
	Antero Resources Corp.
2,000,000	5.375%, 11/01/21	2,007,500

	Continental Resources, Inc.
2,625,000	5.000%, 09/15/22	2,643,707

		4,651,207

	Oil Refining & Marketing (1.0%)
	Murphy Oil USA, Inc.
1,675,000	6.000%, 08/15/23	1,716,875

	Total Energy	7,965,080

	Financials (15.3%)

	Decision Support Software (0.4%)
	MSCI, Inc.
625,000	5.250%, 11/15/24 144A	646,750

	REITS - Diversified (5.9%)
	Equinix, Inc.
2,125,000	5.375%, 01/01/22	2,180,781
2,525,000	5.375%, 04/01/23	2,569,188

	GLP Capital LP
825,000	4.875%, 11/01/20	840,675

	MGM Growth Properties Operating Partnership LP
875,000	5.625%, 05/01/24	910,000

	SBA Communications Corp.
1,800,000	4.875%, 07/15/22	1,824,750
800,000	4.875%, 09/01/24	808,240

	VICI Properties 1 LLC/VICI FC, Inc.
725,000	8.000%, 10/15/23	793,875

		9,927,509

	REITS - Healthcare (1.4%)
	MPT Operating Partnership LP
2,325,000	6.375%, 03/01/24	2,432,531

	REITS - Hotels (4.9%)
	ESH Hospitality, Inc.
600,000	5.250%, 05/01/25 144A	595,998

	Ryman Hospitality Properties
2,825,000	5.000%, 04/15/21	2,825,000
4,750,000	5.000%, 04/15/23	4,779,688

		8,200,686

	REITS - Storage (2.7%)
	Iron Mountain, Inc.
4,450,000	6.000%, 08/15/23	4,566,813

	Total Financials	25,774,289

	Healthcare (12.5%)

	Dialysis Centers (0.9%)
	DaVita, Inc.
1,450,000	5.750%, 08/15/22	1,477,188

	Medical Equipment (1.2%)
	Teleflex, Inc.
2,000,000	5.250%, 06/15/24	2,046,260

	Medical Information Systems (0.6%)
	IQVIA, Inc.
925,000	4.875%, 05/15/23 144A	941,280

	Medical Products (1.2%)
	Hill-Rom Holdings, Inc.
2,000,000	5.750%, 09/01/23 144A	2,062,500

	Medical - HMO (3.9%)
	Centene Corp.
4,675,000	5.625%, 02/15/21	4,745,125
900,000	6.125%, 02/15/24	943,020

	Wellcare Health Plans, Inc.
900,000	5.250%, 04/01/25	931,500

		6,619,645

	Medical - Hospitals (3.3%)
	HCA Holdings, Inc.
1,200,000	6.500%, 02/15/20	1,234,877
2,125,000	6.250%, 02/15/21	2,233,056
950,000	7.500%, 02/15/22	1,047,660
875,000	5.875%, 05/01/23	932,969

		5,448,562

	Physical Therapy/Rehabilitation Centers (1.4%)
	Encompass Health Corp.
1,375,000	5.125%, 03/15/23	1,392,555
1,000,000	5.750%, 11/01/24	1,012,500

		2,405,055

	Total Healthcare	21,000,490

	Industrials (5.1%)

	Aerospace/Defense - Equipment (1.4%)
	Moog, Inc.
675,000	5.250%, 12/01/22 144A	685,125

	TransDigm, Inc.
1,650,000	6.000%, 07/15/22	1,676,813

		2,361,938

	Building - Heavy Construction (0.8%)
	MasTec, Inc.
1,350,000	4.875%, 03/15/23	1,356,750

	Commercial Services - Finance (0.5%)
	IHS Markit Ltd.
750,000	4.125%, 08/01/23	764,880

	Diversified Manufacturing Operations (1.0%)
	Actuant Corp.
1,750,000	5.625%, 06/15/22	1,765,313

	Electric Products - Miscellaneous (1.4%)
	WESCO Distribution, Inc.
2,350,000	5.375%, 12/15/21	2,373,500

	Total Industrials	8,622,381

	Information Technology (11.3%)

	Applications Software (1.2%)
	PTC, Inc.
2,000,000	6.000%, 05/15/24	2,092,500

	Computer Hardware & Storage (1.7%)
	Dell International LLC/EMC Corp.
750,000	5.875%, 06/15/21 144A	764,059
2,000,000	7.125%, 06/15/24 144A	2,120,703

		2,884,762

	Computer Services (1.9%)
	GCI LLC
2,325,000	6.750%, 06/01/21	2,336,625
875,000	6.875%, 04/15/25	913,281

		3,249,906

	Consulting Services (0.4%)
	Booz Allen Hamilton, Inc.
600,000	5.125%, 05/01/25 144A	598,500

	Data Processing/Management (1.1%)
	First Data Corp.
1,850,000	5.375%, 08/15/23 144A	1,889,313

	Electronic Components - Semiconductors (1.2%)
	Amkor Technology, Inc.
2,000,000	6.375%, 10/01/22	2,033,800

	Office Automation & Equipment (1.2%)
	CDW Corp.
1,950,000	5.000%, 09/01/23	1,991,438

	Telecommunication Equipment (1.1%)
	Anixter, Inc.
1,800,000	5.125%, 10/01/21	1,854,000

	Travel Services (0.8%)
	Sabre GLBL, Inc.
1,225,000	5.375%, 04/15/23 144A	1,255,527

	Web Hosting/Design (0.7%)
	VeriSign, Inc.
1,100,000	4.625%, 05/01/23	1,115,125

	Total Information Technology	18,964,871

	Materials (5.8%)

	Containers - Metal/Glass (1.7%)
	Crown Americas LLC/Crown Americas Capital Corp. IV
1,400,000	4.500%, 01/15/23	1,414,000

	Silgan Holdings, Inc.
1,450,000	5.500%, 02/01/22	1,459,063

		2,873,063

	Containers - Paper/Plastic (2.7%)
	Berry Global, Inc.
2,150,000	5.500%, 05/15/22		2,182,250

	Graphic Packaging International LLC
1,250,000	4.750%, 04/15/21		1,265,625
1,000,000	4.875%, 11/15/22		1,020,000

			4,467,875

	Garden Products (1.4%)
	Scotts Miracle-Gro Co.
2,275,000	6.000%, 10/15/23		2,360,313

	Total Materials		9,701,251

	Utilities (1.5%)

	Independent Power Producers (1.5%)
	NRG Energy, Inc.
825,000	6.250%, 05/01/24		851,813

	Vistra Energy Corp.
825,000	5.875%, 06/01/23		843,563
850,000	7.625%, 11/01/24		898,892

			2,594,268

	Total Utilities		2,594,268

	Total Corporate Bonds (cost $163,753,298)		163,735,126

Shares	Short-Term Investment (5.2%)

8,841,339	Dreyfus Treasury & Agency Cash Management - Institutional Shares, 2.32%* (cost $8,841,339)		8,841,339

	Total Investments (cost $172,594,637- note b)	102.3%	172,576,465
	Other assets less liabilities	(2.3)	(3,830,634)
	Net Assets	100.0%	$168,745,831

Percent of
Corporate
Portfolio Distribution	Bonds

Advertising Services	1.4%
Aerospace/Defense - Equipment	1.4
Applications Software	1.3
Broadcast Services/Program	0.6
Building - Heavy Construction	0.8
Cable/Satellite TV	4.2
Casino Hotels	4.1
Casino Services	3.7
Casinos & Gambling	1.6
Cellular Telecom	2.9
Commercial Services	0.4
Commercial Services - Finance	0.5
Computer Hardware & Storage	1.8
Computer Services	2.0
Consulting Services	0.4
Consumer Products - Miscellaneous	1.3
Containers - Metal/Glass	1.8
Containers - Paper/Plastic	2.7
Cruise Lines	1.0
Data Processing/Management	1.2
Decision Support Software	0.4
Dialysis Centers	0.9
Distribution/Wholesale	0.3
Diversified Manufacturing Operations	1.1
Electric Products - Miscellaneous	1.4
Electronic Components - Semiconductors	1.2
Food - Catering	0.9
Food - Miscellaneous/Diversified	0.4
Food - Retail	1.8
Food - Wholesale/Distributors	0.4
Funeral Service & Related Items	4.0
Garden Products	1.4

Hotels & Motels	1.1
Independent Power Producers	1.6
Internet Connectivity Services	1.1
Medical - HMO	4.0
Medical - Hospitals	3.3
Medical Equipment	1.2
Medical Information Systems	0.6
Medical Products	1.3
Midstream Oil & Gas	1.0
Office Automation & Equipment	1.2
Oil Company - Exploration & Production	2.8
Oil Refining & Marketing	1.0
Physical Therapy/Rehabilitation Centers	1.5
Radio	0.4
REITS - Diversified	6.1
REITS - Healthcare	1.5
REITS - Hotels	5.0
REITS - Storage	2.8
Resorts/Theme Parks	0.7
Satellite Telecom	1.1
Telecommunication Equipment	1.1
Telephone - Integrated	3.7
Television	1.3
Theaters	3.8
Travel Services	0.8
Web Hosting/Design	0.7
100.0%

* The rate is an annualized seven-day yield at period end.

Note: 144A – Private placement subject to SEC rule 144A, which modifies a two-year holding period requirement to permit qualified institutional buyers to trade these securities among themselves, thereby significantly improving the liquidity of these securities.

See accompanying notes to financial statements.

AQUILA THREE PEAKS HIGH INCOME FUND
NOTES TO FINANCIAL STATEMENTS
March 31, 2019
(unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At March 31, 2019, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $172,594,642 amounted to $18,177, which consisted of aggregate gross unrealized appreciation of $443,854 and aggregate gross unrealized depreciation of $462,031.

(c) Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of March 31, 2019:

Valuation Inputs+	Investments in Securities
Level 1 – Quoted Prices
Short-Term Investment	$8,841,339
Level 2 – Other Significant Observable Inputs:
Corporate Obligations	163,735,126
Level 3 – Significant Unobservable Inputs	—
Total	$172,576,465
+See schedule of investments for a detailed listing of securities.

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND
SCHEDULE OF INVESTMENTS
March 31, 2019
(unaudited)

		Market
Shares	Common Stocks (95.4%)	Value	(a)

	Communication Services (4.0%)

	Cable/Satellite TV (1.4%)
13,324	Charter Communications, Inc.+	$4,622,229

	Cellular Telecom (0.5%)
22,673	T-Mobile US, Inc.+	1,566,704

	Radio (1.5%)
121,674	Liberty SiriusXM Group - C+	4,652,814

	Theaters (0.6%)
29,141	Live Nation Entertainment, Inc.+	1,851,619

	Total Communication Services	12,693,366

	Consumer Discretionary (9.6%)

	Casino Services (1.2%)
79,901	Eldorado Resorts, Inc.+	3,730,578

	Commercial Services (1.0%)
68,850	ServiceMaster Global Holdings, Inc.+	3,215,295

	Food - Catering (1.3%)
135,799	Aramark Corp.	4,012,860

	Funeral Service & Related Items (1.8%)
147,765	Service Corp. International	5,932,765

	Hotels & Motels (1.1%)
18,358	Hilton Worldwide Holdings, Inc.	1,525,733
37,766	Wyndham Hotels & Resorts, Inc.	1,887,922
		3,413,655

	Racetracks (1.3%)
45,139	Churchill Downs, Inc.	4,074,246

	Retail - Restaurants (1.1%)
14,014	Domino's Pizza, Inc.	3,617,013

	Schools (0.8%)
20,403	Bright Horizons Family Solutions, Inc.+	2,593,425

	Total Consumer Discretionary	30,589,837

	Consumer Staples (4.7%)

	Beverages - Non-Alcoholic (0.7%)
155,331	Cott Beverages, Inc.	2,269,386

	Beverages - Wine/Spirits (0.7%)
13,434	Constellation Brands, Inc.	2,355,383

	Distribution/Wholesale (1.1%)
85,568	Performance Food Group Co.+	3,391,916

	Food - Miscellaneous/Diversified (0.9%)
39,592	Lamb Weston Holdings, Inc.	2,967,024

	Food - Wholesale/Distributors (1.3%)
117,534	US Foods Holding Corp.+	4,103,112

	Total Consumer Staples	15,086,821

	Energy (2.5%)

	Midstream Oil & Gas (2.5%)
48,579	Cheniere Energy, Inc.+	3,320,860
65,574	Oneok, Inc.	4,579,688
		7,900,548

	Total Energy	7,900,548

	Financials (13.2%)

	Decision Support Software (0.9%)
14,352	MSCI, Inc.	2,853,752

	Finance - Investment Banker/Broker (0.9%)
39,201	LPL Financial Holdings, Inc.	2,730,350

	Finance - Other Services (1.3%)
48,598	Nasdaq, Inc.	4,251,839

	Insurance Brokers (0.9%)
102,473	Brown & Brown, Inc.	3,023,978

	Real Estate Management/Service (0.8%)
48,864	CBRE Group, Inc.+	2,416,325

	REITS - Diversified (5.4%)
28,035	Crown Castle International Corp.	3,588,480
96,237	Duke Realty Corp.	2,942,927
9,582	Equinix, Inc.	4,342,179
74,340	MGM Growth Properties LLC	2,397,465
185,883	VICI Properties, Inc.	4,067,120
		17,338,171

	REITS - Hotels (1.6%)
157,854	Extended Stay America, Inc.	2,833,479
29,477	Ryman Hospitality Properties	2,424,188
		5,257,667

	REITS - Single Tenant (1.4%)
131,588	Store Capital Corp.	4,408,198

	Total Financials	42,280,280

	Healthcare (13.2%)

	Medical Equipment (2.2%)
58,442	Boston Scientific Corp.+	2,243,004
16,316	Teleflex, Inc.	4,930,043
		7,173,047

	Medical Information Systems(1.7%)
36,952	IQVIA Holdings, Inc.+	5,315,545

	Medical Laboratories & Testing Services (1.0%)
23,132	Charles River Laboratories International, Inc.+	3,359,923

	Medical Products (3.1%)
10,157	The Cooper Cos., Inc.+	3,008,199
40,389	Hill-Rom Holdings, Inc.	4,275,580
19,756	Zimmer Biomet Holdings, Inc.	2,522,841
		9,806,620

	Medical - Biomedical/Gene (1.1%)
11,777	Bio-Rad Laboratories, Inc.+	3,599,993

	Medical - Drugs (0.7%)
23,380	Zoetis, Inc.	2,353,665

	Medical - HMO (1.5%)
47,077	Centene Corp.+	2,499,789
8,819	WellCare Health Plans, Inc.+	2,378,925
		4,878,714

	Medical - Hospitals (1.0%)
24,136	HCA Healthcare, Inc.	3,146,852

	Physical Therapy/Rehabilitation Centers (0.9%)
46,656	Encompass Health Corp.	2,724,710

	Total Healthcare	42,359,069

	Industrials (18.5%)

	Aerospace/Defense - Equipment (3.5%)
19,737	L3 Technologies, Inc.	4,073,125
8,238	Northrop Grumman Corp.	2,220,965
10,605	Teledyne Technologies, Inc.+	2,513,491
5,655	TransDigm Group, Inc.+	2,567,313
		11,374,894

	Commercial Services (1.2%)
12,283	Cintas Corp.	2,482,517
3,256	CoStar Group, Inc.+	1,518,664
		4,001,181

	Commercial Services - Finance (3.4%)
93,440	IHS Markit Ltd.+	5,081,267
84,961	TransUnion	5,678,793
		10,760,060

	Consulting Services (0.9%)
20,648	Verisk Analytics, Inc.	2,746,184

	Distribution/Wholesale (3.6%)
91,139	HD Supply Holdings, Inc.+	3,950,876
80,948	KAR Auction Services, Inc.	4,153,442
11,728	WW Grainger, Inc.	3,529,307
		11,633,625

	Electronic Measurement Instruments (1.1%)
41,665	Fortive Corp.	3,495,277

	Machinery - General Industry (1.0%)
8,978	Roper Technologies, Inc.	3,070,207

	Transport - Rail (0.8%)
13,872	Norfolk Southern Corp.	2,592,538

	Waste Management (3.0%)
63,390	Republic Services, Inc.	5,095,288
50,371	Waste Connections, Inc.	4,462,367
		9,557,655

	Total Industrials	59,231,621

	Information Technology (20.3%)

	Applications Software (2.4%)
27,633	PTC, Inc.+	2,547,210
80,928	SS&C Technologies Holdings, Inc.	5,154,304
		7,701,514

	Commercial Services - Finance (2.4%)
30,854	Global Payments, Inc.	4,212,188
35,323	Total System Services, Inc.	3,356,038
		7,568,226

	Computer Data Security (0.6%)
24,482	Fortinet, Inc.+	2,055,754

	Computer Hardware & Storage (1.4%)
74,885	Dell Technologies, Inc.+	4,395,001

	Computer Software (0.9%)
29,419	Citrix Systems, Inc.	2,931,898

	Consulting Services (1.4%)
46,746	Booz Allen Hamilton Holding Corp.	2,717,812
11,904	Gartner, Inc.+	1,805,599
		4,523,411

	Data Processing/Management (4.3%)
37,262	Broadridge Financial Solutions, Inc.	3,863,697
52,280	Fidelity National Information Services, Inc.	5,912,868
156,732	First Data Corp.+	4,117,350
		13,893,915

	Electronic Measurement Instruments (1.8%)
48,805	FLIR Systems, Inc.	2,322,142
40,298	Keysight Technologies, Inc.+	3,513,986
		5,836,128

	Internet Security (0.7%)
8,635	Palo Alto Networks, Inc.+	2,097,269

	Office Automation & Equipment (2.9%)
66,702	CDW Corp.	6,428,072
13,152	Zebra Technologies Corp.+	2,755,739
		9,183,811

	Web Hosting/Design (0.5%)
8,697	VeriSign, Inc.+	1,579,027

	Wireless Equipment (1.0%)
24,025	Motorola Solutions, Inc.	3,373,591

	Total Information Technology	65,139,545

	Materials (7.0%)

	Commercial Services (1.0%)
17,835	Ecolab, Inc.	3,148,591

	Containers - Metal/Glass (3.0%)
74,988	Ball Corp.	4,338,806
97,799	Crown Holdings, Inc.+	5,336,891
		9,675,697

	Containers - Paper/Plastic (1.8%)
31,445	Berry Global Group, Inc.+		1,693,942
324,457	Graphic Packaging International, Inc.		4,097,892
			5,791,834

	Miscellaneous Manufacturer (1.2%)
36,783	AptarGroup, Inc.		3,913,343

	Total Materials		22,529,465

	Utilities (2.4%)

	Electric - Integrated (1.5%)
84,347	Xcel Energy, Inc.		4,741,145

	Independent Power Producers (0.9%)
70,945	NRG Energy, Inc.		3,013,744

	Total Utilities		7,754,889

	Total Common Stocks (cost $239,171,095)		305,565,441

Shares	Short-Term Investment (3.7%)

11,699,300	Dreyfus Treasury & Agency Cash Management - Institutional Shares, 2.32%* (cost $11,699,300)		11,699,300

	Total Investments (cost $250,870,395 - note b)	99.1%	317,264,741
	Other assets less liabilities	0.9	2,786,455
	Net Assets	100.0%	$320,051,196

	+ Non-income producing security.

	* The rate is an annualized seven-day yield at period end.

Percent of
Common
Portfolio Distribution	Stocks
Aerospace/Defense - Equipment	3.7%
Applications Software	2.5
Beverages - Non-Alcoholic	0.7
Beverages - Wine/Spirits	0.8
Cable/Satellite TV	1.5
Casino Services	1.2
Cellular Telecom	0.5
Commercial Services	3.4
Commercial Services - Finance	6.0
Computer Data Security	0.7
Computer Hardware & Storage	1.4
Computer Software	1.0
Consulting Services	2.4
Containers - Metal/Glass	3.2
Containers - Paper/Plastic	1.9
Data Processing/Management	4.6
Decision Support Software	0.9
Distribution/Wholesale	4.9
Electric Integrated	1.6
Electronic Measurement Instruments	3.1
Finance - Investment Banker/Broker	0.9
Finance - Other Services	1.4
Food - Catering	1.3
Food - Miscellaneous/Diversified	1.0
Food - Wholesale/Distributors	1.3
Funeral Service & Related Items	1.9
Hotels & Motels	1.1
Independent Power Producers	1.0

Insurance Brokers	1.0
Internet Security	0.7
Machinery - General Industry	1.0
Medical - Biomedical/Gene	1.2
Medical - Drugs	0.8
Medical - HMO	1.6
Medical - Hospitals	1.0
Medical Equipment	2.4
Medical Information Systems	1.7
Medical Laboratories & Testing Services	1.1
Medical Products	3.2
Midstream Oil & Gas	2.6
Miscellaneous Manufacturer	1.3
Office Automation & Equipment	3.0
Physical Therapy/Rehabilitation Centers	0.9
Racetracks	1.3
Radio	1.5
Real Estate Management/Service	0.8
REITS - Diversified	5.7
REITS - Hotels	1.7
REITS - Single Tenant	1.4
Retail - Restaurants	1.2
Schools	0.9
Theaters	0.6
Transport - Rail	0.8
Waste Management	3.1
Web Hosting/Design	0.5
Wireless Equipment	1.1
100.0%

See accompanying notes to financial statements.

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
March 31, 2019
(unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At March 31, 2019 , the net unrealized appreciation on investments, based on cost for federal income tax purposes of $251,849,514 amounted to $65,415,227, which consisted of aggregate gross unrealized appreciation of $66,271,739 and aggregate gross unrealized depreciation of $856,512.

(c) Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of March 31, 2019:

Valuation Inputs+	Investments in Securities
Level 1 – Quoted Prices:
Common Stocks and Short-Term Investment	$317,264,741
Level 2 – Other Significant Observable Inputs	—
Level 3 – Significant Unobservable Inputs	—
Total	$317,264,741
+See schedule of investments for a detailed listing of securities.